Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000134182
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	RQEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.20%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.20%
AssetsNet	$ 35,655,880
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 169,354
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,655,880
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$169,354
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	85.1%
Money Market Funds	14.9%

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	14.9%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	14.9%
iShares MSCI ACWI ETF	8.9%
iShares Russell 2000 ETF	8.7%
Invesco China Technology ETF	8.3%
iShares China Large-Cap ETF	7.8%
Technology Select Sector SPDR Fund	6.5%
Vanguard S&P 500 ETF	5.8%
KraneShares Bosera MSCI China A 50 Connect Index	5.6%
SPDR S&P Oil & Gas Exploration & Production ETF	5.1%
Financial Select Sector SPDR Fund	3.7%

C000145676
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	RQECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	2.80%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.80%
AssetsNet	$ 35,655,880
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 169,354
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,655,880
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$169,354
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	85.1%
Money Market Funds	14.9%

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	14.9%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	14.9%
iShares MSCI ACWI ETF	8.9%
iShares Russell 2000 ETF	8.7%
Invesco China Technology ETF	8.3%
iShares China Large-Cap ETF	7.8%
Technology Select Sector SPDR Fund	6.5%
Vanguard S&P 500 ETF	5.8%
KraneShares Bosera MSCI China A 50 Connect Index	5.6%
SPDR S&P Oil & Gas Exploration & Production ETF	5.1%
Financial Select Sector SPDR Fund	3.7%

C000134183
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	RQEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	1.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
AssetsNet	$ 35,655,880
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 169,354
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,655,880
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$169,354
Portfolio Turnover	58%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	85.1%
Money Market Funds	14.9%

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	14.9%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	14.9%
iShares MSCI ACWI ETF	8.9%
iShares Russell 2000 ETF	8.7%
Invesco China Technology ETF	8.3%
iShares China Large-Cap ETF	7.8%
Technology Select Sector SPDR Fund	6.5%
Vanguard S&P 500 ETF	5.8%
KraneShares Bosera MSCI China A 50 Connect Index	5.6%
SPDR S&P Oil & Gas Exploration & Production ETF	5.1%
Financial Select Sector SPDR Fund	3.7%

C000134180
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class A
Trading Symbol	RQIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	2.20%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.20%
AssetsNet	$ 32,818,244
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 101,063
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,818,244
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$101,063
Portfolio Turnover	2%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Long Term Treasury ETF	16.2%
Vanguard Long-Term Treasury ETF	14.6%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	14.5%
iShares 20+ Year Treasury Bond ETF	14.4%
Vanguard Extended Duration Treasury ETF	10.2%
iShares 1-3 Year Treasury Bond ETF	10.0%
JPMorgan Ultra-Short Income ETF	9.9%
PIMCO Enhanced Short Maturity Active ETF	9.9%
First American Government Obligations Fund, Class X	0.3%

C000134181
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class I
Trading Symbol	RQIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	1.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.80%
AssetsNet	$ 32,818,244
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 101,063
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,818,244
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$101,063
Portfolio Turnover	2%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Long Term Treasury ETF	16.2%
Vanguard Long-Term Treasury ETF	14.6%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	14.5%
iShares 20+ Year Treasury Bond ETF	14.4%
Vanguard Extended Duration Treasury ETF	10.2%
iShares 1-3 Year Treasury Bond ETF	10.0%
JPMorgan Ultra-Short Income ETF	9.9%
PIMCO Enhanced Short Maturity Active ETF	9.9%
First American Government Obligations Fund, Class X	0.3%